Commitment and Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Operating leases, Rental expenses			$ 577	$ 821	$ 909
Subsequent Event
Operating Leased Assets [Line Items]
Loss contingency, Obligated payment	$ 2,697,471	$ 79,477,648